MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2023
MARKETABLE SECURITIES
MARKETABLE SECURITIES

9. MARKETABLE SECURITIES

As at December 31, 2023, the Company holds 89,240 common shares (2022 – 89,240) and nil warrants (2022 – 50,000) in Nevada Exploration Inc. (“NGE”). A continuity of the marketable securities is as follows:

	December 31,	December 31,	December 31,
	2023	2022	2021
Opening balance	$16,473	$196,847	$334,676
Realized gain on sale of marketable securities	—	—	6,443
Proceeds from sale of marketable securities	—	—	(38,632)
Foreign exchange movements	—	(5,740)	3,013
Unrealized fair value loss on marketable securities	(9,051)	(174,634)	(108,653)
Ending balance	$7,422	$16,473	$196,847

On January 7, 2023, the warrants in NGE expired unexercised in accordance with the terms of the warrant certificate.